Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Weighted average remaining useful life (years)	December 31,
		2018	2019
Original amounts:

Customer relationships	7.1	$21,980	$23,409
Technology	4.0	71,428	52,555
Patent	4.5	1,280	1,389

		94,688	77,353

Accumulated amortization:

Customer relationships		11,705	14,673
Technology		39,597	27,891
Patent		566	754

		51,868	43,318

Other intangible assets, net		$42,820	$34,035

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
For the year ended December 31,

2020	$9,624
2021	8,613
2022	5,881
2023	5,550
2024	2,707
2025 and thereafter	1,660

$34,035